Income taxes (Tables)	12 Months Ended
Mar. 31, 2016
Income taxes
Schedule of income tax expense

	For the years ended March 31,
	2016	2015	2014
Current income taxes
Switzerland	$(7,360)	$(5,664)	$(3,914)
USA	(1,315)	(1,004)	(437)
Russia	(1,166)	(2,639)	(1,128)
UK	(726)	(131)	(82)
Poland	(620)	(166)	(152)
Romania	(556)	(1,195)	14
Ukraine	(257)	—	2
Germany	(252)	(61)	(83)
Cyprus	(182)	(151)	(419)
Mexico	(104)	—	—
Other locations	(132)	16	(47)

Total current income tax expense	$(12,670)	$(10,995)	$(6,246)

	For the years ended March 31,
	2016	2015	2014
Deferred taxes
Russia	$285	$(225)	$606
Poland	272	—	—
USA	179	701	795
Ukraine	160	(67)	(407)
Romania	118	327	208
Switzerland	14	(75)	288
Cyprus	—	118	50
Mexico	(94)	94	—
Bulgaria	(109)	104	—
UK	(263)	190	—

Total deferred tax benefit	562	1,167	1,540

Total income tax expense	$(12,108)	$(9,828)	$(4,706)

Schedule of reconciliation between the income tax expenses reported in the accompanying consolidated financial statements and income before taxes applicable to the Group's income

	Years ended March 31,
	2016	2015	2014
Different tax rates of subsidiaries	$(10,533)	$(7,955)	$(4,581)
Tax effect of non-deductible expenses and non-taxable income at applicable tax rates	(446)	(674)	(365)
Accrued tax claims	(353)	(100)	—
Tax on distribution of earnings of subsidiaries	—	—	(109)
Exchange difference	(102)	(519)	—
Tax loss carry-forwards	(674)	(748)	—
Benefit from a change in tax position	—	168	405
Other	—	—	(56)

	$(12,108)	$(9,828)	$(4,706)

Schedule of major components of the Group's deferred tax assets and liabilities

	For the years ended March 31,
	2016	2015	2014
Deferred tax assets
Accrued operating (and interest) expenses	$1,727	$1,779	$1,732
Net operating loss / Tax loss carry forward	404	1,175	499
Contingent consideration	1,581	1,213	1,332
Other	332	15	39

Total deferred tax assets	4,044	4,182	3,602
Valuation allowance	(395)	(395)	(395)

Total deferred tax assets after valuation allowance	3,649	3,787	3,207

Deferred tax liabilities
Accounts receivable and revenue accruals	(353)	(145)	(95)
Inventory and deferred cost of revenue	(76)	(241)	(753)
Property and equipment	(2,081)	(2,876)	(2,258)
Intangible assets	(3,476)	(2,078)	(1,885)

Total deferred tax liabilities	(5,986)	(5,340)	(4,991)

Net deferred tax asset, current	1,595	1,864	1,027
Net deferred tax asset, non-current	1,579	1,518	—
Net deferred tax liability, non-current	(5,511)	(4,935)	(2,811)

Net deferred tax liabilities	$(2,337)	$(1,553)	$(1,784)

Schedule of income before income tax expense by geographic locations

	For the years ended March 31,
	2016	2015	2014
Domestic*	$(9,996)	$(6,659)	$10,666
Foreign	92,355	79,636	45,270

Total income before tax expense	$82,359	$72,977	$55,936

*

Due to change of tax residence of the Group's holding company, the domestic jurisdiction was (i) the UK during the period of May 12, 2014 - March 31, 2016, and (ii) Cyprus during the period of February 21, 2012 - May 11, 2014.

Schedule of aggregate changes in the balance of gross unrecognized tax benefits, excluding interest and penalties
Balance as at March 31, 2015	$—
Increases in tax positions in current year	353

Balance as at March 31, 2016	$353